TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-151805                   HV-6777 – Hartford 403(b) Cornerstone Innovations

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Supplement dated January 12, 2021 to your Prospectus

FUND NAME CHANGE

THORNBURG FUNDS

Effective on or about December 18, 2020, the Thornburg Value Fund was re-named the Thornburg Small/Mid Cap Core Fund.

As a result of the change, all references to the Thornburg Value Fund in your Prospectus are deleted and replaced with the Thornburg Small/Mid Cap Core Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.